BUSINESS COMBINATIONS - Summary of Fair Values of the Assets Acquired and Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible assets
Goodwill	¥ 177,082,468	$ 24,941,544	¥ 177,082,468	¥ 268,318,948
2021 Business Combinations
BUSINESS COMBINATIONS
Property and equipment				92,075
Intangible assets
Trademark				36,896,000
Goodwill				20,588,461
Noncontrolling interest				(34,576,536)
Total				¥ 23,000,000
2021 Business Combinations | Trademark and Brand name
Intangible assets
Amortization Period				10 years
2021 Business Combinations | Property, plant and equipment | Minimum
Intangible assets
Amortization Period				3 years
2021 Business Combinations | Property, plant and equipment | Maximum
Intangible assets
Amortization Period				5 years